SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - Precision Strip Retirement and Savings Plan	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investments are reported at fair value.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan has investments in registered investment companies (mutual funds), commingled funds, a common collective trust, a unitized Reliance common stock fund and participant-directed brokerage accounts through Fidelity BrokerageLink®. Mutual funds and common stock are stated at fair value based on the quoted market price of the funds or common stock held. The investments in commingled funds and a common collective trust are stated at net asset value (“NAV”) of the shares held by the Plan as a practical expedient to estimate fair value. The investments offered through Fidelity BrokerageLink® include interest-bearing cash, common stocks, mutual funds and exchange traded funds, which are stated at fair value based on quoted market prices in active markets. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date.

Included in interest income are earnings the Plan receives from overnight investment of amounts awaiting trade settlement or clearing of disbursements. Such amounts are deposited in a suspense account which are used to pay recordkeeping fees and other Plan expenses. See Note 1— “Administrative Expenses” for further details of interest income received from Fidelity.

The Plan holds shares in commingled pools, managed by Fidelity and other sponsors. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value and there are generally no restrictions on a participant’s ability to redeem at the fund’s NAV.

The Plan has an investment in the Fidelity Managed Income Portfolio II Class 2 (“MIP”), a stable value fund held within a common collective trust, which has entered into fully benefit-responsive investment contracts to provide preservation of principal, maintain a stable interest rate and provide liquidity at contract value for participant withdrawals and transfers. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value.

Generally, there are no restrictions on a participant’s ability to redeem their investment in the commingled pools and common collective trust at the investment’s NAV. However, withdrawals prompted by certain events (e.g., the termination of the commingled pools or MIP and changes in laws or regulations) may restrict a participant’s ability to redeem the investment at its NAV. There are no unfunded commitments with respect to these investments.

Cash and cash equivalents include interest-bearing cash and a money market fund.

Net Appreciation (Depreciation) in Fair Value of Investments

Net Appreciation (Depreciation) in Fair Value of Investments

Realized and unrealized appreciation (depreciation) in fair value of investments is based on the difference between the fair value of the assets at the beginning of the year, or at the time of purchase for assets purchased during the year, and the related fair value on the day investments are sold with respect to realized appreciation (depreciation), or on the last day of the year for unrealized appreciation (depreciation).

Realized and unrealized appreciation (depreciation) in fair value of investments is presented in the accompanying statement of changes in net assets available for benefits as net appreciation in fair value of investments.

Risks and Uncertainties

Risks and Uncertainties

The Plan invests in various funds that hold investment securities. Investment securities are exposed to various risks such as interest rate, market volatility, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risk in the near term would materially affect participants’ account balances and the amounts reported in the financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could materially differ from those estimates.

Benefit Payments	Benefit Payments Benefits to participants and beneficiaries are recorded when paid.
Subsequent Events	Subsequent Events Plan management evaluates subsequent events through the date the financial statements are issued.